Financial instruments and risk management - Contractual cash flows (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure about contractual cash flows [line items]
Borrowings	£ (12,555)	£ (9,902)
Interest on borrowings	(124)	(100)
Finance lease capital repayments	(128)	(155)
Finance lease future interest payments	0	0
Trade and other financial liabilities	(3,524)	(3,318)
Non-derivative financial liabilities	(16,331)	(13,475)
Other derivative instruments (net)	0	0
Derivative instruments	400	90
Within one year
Disclosure about contractual cash flows [line items]
Borrowings	(1,959)	(1,828)
Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,940)	(2,033)
Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,879)	(2,111)
After five years
Disclosure about contractual cash flows [line items]
Borrowings	(4,777)	(3,930)
Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable	0	0
Payable	0	0
Undiscounted amount
Disclosure about contractual cash flows [line items]
Borrowings	(12,492)	(9,950)
Interest on borrowings	(2,582)	(2,580)
Finance lease capital repayments	(128)	(155)
Finance lease future interest payments	(15)	(22)
Trade and other financial liabilities	(3,552)	(3,376)
Non-derivative financial liabilities	(18,769)	(16,083)
Other derivative instruments (net)	145	(28)
Derivative instruments	714	462
Undiscounted amount | Within one year
Disclosure about contractual cash flows [line items]
Borrowings	(1,957)	(1,828)
Interest on borrowings	(363)	(341)
Finance lease capital repayments	(43)	(30)
Finance lease future interest payments	(5)	(7)
Trade and other financial liabilities	(3,305)	(3,117)
Non-derivative financial liabilities	(5,673)	(5,323)
Other derivative instruments (net)	70	(1)
Derivative instruments	92	18
Undiscounted amount | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,942)	(2,055)
Interest on borrowings	(489)	(472)
Finance lease capital repayments	(43)	(66)
Finance lease future interest payments	(7)	(9)
Trade and other financial liabilities	(233)	(28)
Non-derivative financial liabilities	(3,714)	(2,630)
Other derivative instruments (net)	27	(30)
Derivative instruments	70	8
Undiscounted amount | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,845)	(2,117)
Interest on borrowings	(368)	(382)
Finance lease capital repayments	(33)	(34)
Finance lease future interest payments	(3)	(5)
Trade and other financial liabilities	(3)	(1)
Non-derivative financial liabilities	(3,252)	(2,539)
Other derivative instruments (net)	30	(2)
Derivative instruments	73	14
Undiscounted amount | After five years
Disclosure about contractual cash flows [line items]
Borrowings	(4,748)	(3,950)
Interest on borrowings	(1,362)	(1,385)
Finance lease capital repayments	(9)	(25)
Finance lease future interest payments	0	(1)
Trade and other financial liabilities	(11)	(230)
Non-derivative financial liabilities	(6,130)	(5,591)
Other derivative instruments (net)	18	5
Derivative instruments	479	422
Undiscounted amount | Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable	2,545	2,508
Payable	(1,976)	(2,018)
Undiscounted amount | Cross currency swaps (gross) | Within one year
Disclosure about contractual cash flows [line items]
Receivable	63	60
Payable	(41)	(41)
Undiscounted amount | Cross currency swaps (gross) | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Receivable	125	121
Payable	(82)	(83)
Undiscounted amount | Cross currency swaps (gross) | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Receivable	854	840
Payable	(811)	(824)
Undiscounted amount | Cross currency swaps (gross) | After five years
Disclosure about contractual cash flows [line items]
Receivable	1,503	1,487
Payable	£ (1,042)	£ (1,070)